Derivative Financial Instruments - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Market interest rates under finance leases	¥ 3,655		¥ 3,894
Interest rate swaps [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Contracts Expiry Date	2021	2021
Interest rate swaps [member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Contracts Expiry Date	2025	2025
Fuel Forward Contracts [Member]
Disclosure of detailed information about financial instruments [Line Items]
Notional principal outstanding, Fuel hedging contracts	¥ 252		¥ 0
Fuel Forward Contracts [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Contracts Expiry Date	2021	2021
Fuel Forward Contracts [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Contracts Expiry Date	2022	2022
Interest Rate Risk [Member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Market interest rates under finance leases | $		$ 690		$ 888